Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
22.	COMMITMENTS

The Company’s commitments as of December 31, 2017 were as follows:

In millions of U.S. dollars	Total	2018	2019	2020	2021	2022	Thereafter
Operating leases	227	55	40	32	21	13	66
Purchase obligations	1,423	946	232	129	116	—	—
of which:
Equipment purchase	774	684	90	—	—	—	—
Foundry purchase	557	198	123	120	116	—	—
Software, design, technologies and licenses	92	64	19	9	—	—	—
Other obligations	324	161	98	41	15	6	3

Total	1,974	1,162	370	202	152	19	69

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2018 to 2022 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $67 million for the year ended December 31, 2017 and $56 million for the years ended December 31, 2016 and 2015.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.